UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-00121

Name of Registrant: Vanguard Wellington Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: August 31, 2013

Item 1: Schedule of Investments

Vanguard Wellington Fund

Schedule of Investments
As of August 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (64.3%)
Consumer Discretionary (5.6%)
Comcast Corp. Class A	23,059,160	970,560
Time Warner Inc.	11,959,110	723,885
Lowe's Cos. Inc.	15,701,700	719,452
Ford Motor Co.	33,208,310	537,643
Walt Disney Co.	7,615,246	463,235
Target Corp.	5,519,890	349,464
Volkswagen AG Prior Pfd.	1,456,630	331,311
Starwood Hotels & Resorts Worldwide Inc.	770,195	49,246
		4,144,796
Consumer Staples (5.1%)
CVS Caremark Corp.	11,323,900	657,352
Procter & Gamble Co.	8,065,875	628,251
Philip Morris International Inc.	5,916,800	493,698
Unilever NV	10,127,100	381,083
Kraft Foods Group Inc.	6,794,200	351,736
PepsiCo Inc.	3,537,330	282,031
Archer-Daniels-Midland Co.	7,887,500	277,719
Diageo plc	8,042,893	246,488
Walgreen Co.	5,076,530	244,029
General Mills Inc.	3,715,220	183,234
Diageo plc ADR	292,300	35,859
		3,781,480
Energy (7.4%)
Exxon Mobil Corp.	15,176,704	1,322,802
Chevron Corp.	7,510,870	904,534
Anadarko Petroleum Corp.	8,518,310	778,744
BP plc ADR	15,795,410	652,351
BG Group plc	19,636,547	373,650
^ Suncor Energy Inc.	10,458,820	354,240
Baker Hughes Inc.	6,373,850	296,320
Occidental Petroleum Corp.	3,165,410	279,221
Phillips 66	4,062,681	231,979
Halliburton Co.	3,694,250	177,324
Petroleo Brasileiro SA ADR	4,668,800	63,122
		5,434,287
Financials (12.5%)
Wells Fargo & Co.	38,367,217	1,576,125
JPMorgan Chase & Co.	24,462,276	1,236,079
Prudential Financial Inc.	10,734,120	803,771
ACE Ltd.	9,065,160	795,196
PNC Financial Services Group Inc.	9,691,400	700,397
BlackRock Inc.	2,120,040	551,889
Citigroup Inc.	9,312,910	450,093
US Bancorp	9,381,600	338,957
Bank of America Corp.	23,040,500	325,332
Marsh & McLennan Cos. Inc.	7,559,100	311,662
Mitsubishi UFJ Financial Group Inc.	48,325,000	281,629
MetLife Inc.	5,783,285	267,130

Standard Chartered plc	11,457,321	256,036
Morgan Stanley	9,206,200	237,152
HSBC Holdings plc ADR	4,497,400	235,754
UBS AG	12,022,434	232,033
* American International Group Inc.	4,532,300	210,570
State Street Corp.	2,408,227	160,677
Chubb Corp.	1,487,050	123,678
Hartford Financial Services Group Inc.	3,495,472	103,466
		9,197,626
Health Care (11.3%)
Merck & Co. Inc.	27,226,752	1,287,553
Johnson & Johnson	10,477,550	905,365
Pfizer Inc.	29,368,040	828,473
Eli Lilly & Co.	13,632,800	700,726
Roche Holding AG	2,790,911	695,677
Cardinal Health Inc.	12,683,400	637,721
Medtronic Inc.	12,018,800	621,973
AstraZeneca plc ADR	11,355,660	558,812
UnitedHealth Group Inc.	7,169,690	514,354
Teva Pharmaceutical Industries Ltd. ADR	10,832,200	414,007
Bristol-Myers Squibb Co.	8,230,900	343,146
Zoetis Inc.	9,256,196	269,818
* Gilead Sciences Inc.	3,324,600	200,374
* Celgene Corp.	1,384,700	193,830
AmerisourceBergen Corp. Class A	2,129,100	121,188
		8,293,017
Industrials (8.5%)
General Electric Co.	29,833,000	690,336
United Parcel Service Inc. Class B	7,052,170	603,525
Honeywell International Inc.	7,482,170	595,356
FedEx Corp.	4,977,520	534,387
Siemens AG	4,467,052	473,139
Eaton Corp. plc	6,930,500	438,839
Raytheon Co.	5,801,930	437,524
Deere & Co.	4,922,460	411,715
United Technologies Corp.	3,985,000	398,898
Boeing Co.	3,701,350	384,644
Schneider Electric SA	4,530,848	346,530
Union Pacific Corp.	1,852,460	284,427
CSX Corp.	11,242,440	276,676
General Dynamics Corp.	2,382,240	198,321
Emerson Electric Co.	3,053,270	184,326
Siemens AG ADR	3,600	382
		6,259,025
Information Technology (8.9%)
Microsoft Corp.	33,255,700	1,110,740
International Business Machines Corp.	5,671,880	1,033,814
Texas Instruments Inc.	16,453,772	628,534
EMC Corp.	23,810,060	613,823
Cisco Systems Inc.	25,142,770	586,078
Intel Corp.	26,604,000	584,756
Accenture plc Class A	6,480,210	468,195
* eBay Inc.	8,808,790	440,352
Apple Inc.	850,440	414,207
Oracle Corp.	11,971,650	381,417

	Automatic Data Processing Inc.			3,406,720	242,422
					6,504,338
Materials (1.2%)
	Dow Chemical Co.			18,115,900	677,534
	Goldcorp Inc.			5,826,160	171,872
					849,406
Telecommunication Services (1.4%)
	Verizon Communications Inc.			22,332,000	1,058,090

Utilities (2.4%)
	NextEra Energy Inc.			7,459,900	599,477
	Dominion Resources Inc.			9,581,400	559,075
	Exelon Corp.			10,513,964	320,571
	Edison International			3,009,170	138,091
	Duke Energy Corp.			1,938,100	127,139
					1,744,353
Total Common Stocks (Cost $33,102,432)					47,266,418
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (7.0%)
U.S. Government Securities (4.4%)
	United States Treasury Note/Bond	0.125%	12/31/14	236,000	235,667
	United States Treasury Note/Bond	0.250%	2/28/15	48,600	48,577
	United States Treasury Note/Bond	0.125%	4/30/15	886,300	883,393
	United States Treasury Note/Bond	0.250%	5/31/15	152,000	151,738
	United States Treasury Note/Bond	0.375%	6/30/15	175,700	175,700
1	United States Treasury Note/Bond	1.500%	6/30/16	540,105	551,669
	United States Treasury Note/Bond	0.875%	1/31/17	12,165	12,108
	United States Treasury Note/Bond	0.750%	10/31/17	230,000	224,393
	United States Treasury Note/Bond	1.000%	5/31/18	220,000	214,500
	United States Treasury Note/Bond	2.750%	2/15/19	30,350	31,867
	United States Treasury Note/Bond	3.125%	2/15/43	172,694	154,183
	United States Treasury Note/Bond	2.875%	5/15/43	685,500	579,892
					3,263,687
Conventional Mortgage-Backed Securities (2.4%)
[2,9] Freddie Mac Gold Pool		4.500%	6/1/23–9/1/43	267,056	285,382
[2,9] Freddie Mac Gold Pool		5.000%	1/1/33–10/1/41	285,345	305,883
[2,9] Freddie Mac Gold Pool		5.500%	9/1/22–9/1/43	341,991	369,809
2	Ginnie Mae I Pool	2.500%	11/15/42–6/15/43	1,994	1,828
2	Ginnie Mae I Pool	4.000%	6/15/39–9/1/43	435,323	454,014
2	Ginnie Mae I Pool	7.000% 11/15/31–11/15/33		5,121	5,880
2	Ginnie Mae I Pool	8.000%	6/15/17	22	23
[2,10]Ginnie Mae II Pool		4.500%	2/20/41–9/1/43	324,190	346,248
					1,769,067
Nonconventional Mortgage-Backed Securities (0.2%)
[2,9] Fannie Mae REMICS		3.500%	4/25/31	9,730	9,416
[2,9] Fannie Mae REMICS		4.000%	9/25/29–5/25/31	18,581	19,120
[2,9] Freddie Mac REMICS		3.500%	3/15/31	5,760	5,577
[2,9] Freddie Mac REMICS		4.000%	12/15/30–4/15/31	108,686	110,658
					144,771
Total U.S. Government and Agency Obligations (Cost $5,213,320)					5,177,525
Asset-Backed/Commercial Mortgage-Backed Securities (0.6%)
2	Ally Auto Receivables Trust 2010-4	1.350%	12/15/15	9,316	9,369

2	Ally Master Owner Trust	2.150%	1/15/16	44,666	44,906
2	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	105,755	103,819
2	AmeriCredit Automobile Receivables Trust
	2011-3	1.170%	1/8/16	6,002	6,015
[2,3] Avis Budget Rental Car Funding AESOP LLC		2.090%	4/20/15	56,275	56,649
[2,3] Avis Budget Rental Car Funding AESOP LLC		3.150%	3/20/17	12,000	12,366
2	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	18,085	17,194
[2,3] First Investors Auto Owner Trust		1.230%	3/15/19	20,485	20,479
[2,4] Ford Credit Floorplan Master Owner Trust A		2.120%	2/15/16	25,390	25,565
[2,3] Ford Credit Floorplan Master Owner Trust A
	Series 2010-3	4.200%	2/15/17	16,270	17,059
2	Ford Credit Floorplan Master Owner Trust A
	Series 2012-2	1.920%	1/15/19	30,861	31,181
[2,3] Hertz Vehicle Financing LLC		2.200%	3/25/16	36,320	36,932
[2,3] HLSS Servicer Advance Receivables Backed
	Notes	1.495%	1/16/46	7,850	7,853
[2,3] HLSS Servicer Advance Receivables Backed
	Notes	2.289%	1/15/48	11,385	11,061
[2,3] MMAF Equipment Finance LLC 2012-A		2.570%	6/9/33	8,570	8,490
2	Santander Drive Auto Receivables Trust
	2011-1	2.350%	11/16/15	13,545	13,646
[2,3] Springleaf Mortgage Loan Trust		2.310%	6/25/58	8,330	8,004
2	World Omni Automobile Lease Securitization
	Trust 2011-A	1.490%	10/15/14	4,383	4,386
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $436,125)					434,974
Corporate Bonds (22.2%)
Finance (8.6%)
	Banking (6.1%)
	American Express Centurion Bank	6.000%	9/13/17	20,000	22,948
	American Express Co.	1.550%	5/22/18	62,130	60,047
	American Express Credit Corp.	2.750%	9/15/15	10,000	10,369
	American Express Credit Corp.	2.375%	3/24/17	71,985	73,518
	American Express Credit Corp.	2.125%	7/27/18	49,605	49,241
	Bank of America Corp.	6.000%	9/1/17	69,725	78,247
	Bank of America Corp.	5.750%	12/1/17	30,000	33,533
	Bank of America Corp.	5.625%	7/1/20	4,550	5,004
	Bank of America Corp.	5.875%	1/5/21	40,000	44,371
	Bank of America Corp.	3.300%	1/11/23	15,000	13,788
	Bank of America Corp.	4.100%	7/24/23	6,735	6,594
	Bank of America Corp.	5.875%	2/7/42	9,965	10,993
	Bank of America NA	5.300%	3/15/17	68,000	74,260
	Bank of America NA	6.000%	10/15/36	30,000	33,959
	Bank of Montreal	1.300%	7/15/16	34,200	34,185
	Bank of Montreal	2.500%	1/11/17	79,535	81,377
	Bank of New York Mellon Corp.	4.950%	3/15/15	58,655	62,177
	Bank of Nova Scotia	3.400%	1/22/15	82,000	85,002
	Barclays Bank plc	2.375%	1/13/14	53,000	53,365
	Barclays Bank plc	5.000%	9/22/16	15,570	17,118
	Barclays Bank plc	5.125%	1/8/20	30,000	32,944
	BB&T Corp.	3.200%	3/15/16	34,000	35,473
	BB&T Corp.	4.900%	6/30/17	8,045	8,743
	BB&T Corp.	5.250%	11/1/19	8,000	8,827
	Bear Stearns Cos. LLC	6.400%	10/2/17	8,765	10,113
	Bear Stearns Cos. LLC	7.250%	2/1/18	16,385	19,458
	BNY Mellon NA	4.750%	12/15/14	4,750	4,991
	Canadian Imperial Bank of Commerce	2.350%	12/11/15	56,000	57,715
	Capital One Financial Corp.	2.150%	3/23/15	27,380	27,816

Capital One Financial Corp.	3.150%	7/15/16	10,000	10,394
Capital One Financial Corp.	5.250%	2/21/17	3,580	3,913
Capital One Financial Corp.	4.750%	7/15/21	18,835	19,725
Citigroup Inc.	4.587%	12/15/15	23,975	25,620
Citigroup Inc.	3.953%	6/15/16	41,322	43,766
Citigroup Inc.	5.850%	8/2/16	30,000	33,381
Citigroup Inc.	4.450%	1/10/17	35,670	38,360
Citigroup Inc.	6.125%	11/21/17	64,960	74,442
Citigroup Inc.	1.750%	5/1/18	25,000	23,973
Citigroup Inc.	6.125%	5/15/18	9,500	10,878
Citigroup Inc.	8.500%	5/22/19	34,000	43,026
Citigroup Inc.	5.375%	8/9/20	32,616	36,113
Citigroup Inc.	4.500%	1/14/22	20,000	20,774
Citigroup Inc.	6.625%	6/15/32	45,000	47,731
Citigroup Inc.	6.125%	8/25/36	30,000	29,953
Citigroup Inc.	8.125%	7/15/39	8,325	11,382
Citigroup Inc.	5.875%	1/30/42	1,290	1,415
3 Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.200%	3/11/15	52,000	53,499
3 Credit Agricole SA	3.500%	4/13/15	50,000	51,447
Credit Suisse	2.200%	1/14/14	41,000	41,265
Credit Suisse	5.500%	5/1/14	30,000	30,982
Deutsche Bank Financial LLC	5.375%	3/2/15	59,215	62,271
Goldman Sachs Group Inc.	5.350%	1/15/16	58,000	63,045
Goldman Sachs Group Inc.	5.625%	1/15/17	40,000	43,500
Goldman Sachs Group Inc.	5.950%	1/18/18	44,000	49,078
Goldman Sachs Group Inc.	6.000%	6/15/20	11,090	12,394
Goldman Sachs Group Inc.	5.250%	7/27/21	23,720	25,261
Goldman Sachs Group Inc.	5.750%	1/24/22	40,725	44,629
Goldman Sachs Group Inc.	3.625%	1/22/23	63,920	59,949
Goldman Sachs Group Inc.	6.450%	5/1/36	50,000	50,186
Goldman Sachs Group Inc.	6.750%	10/1/37	43,995	45,280
Goldman Sachs Group Inc.	6.250%	2/1/41	35,320	39,220
3 HSBC Bank plc	2.000%	1/19/14	9,820	9,841
3 HSBC Bank plc	3.500%	6/28/15	17,937	18,781
3 HSBC Bank plc	4.750%	1/19/21	62,040	66,243
HSBC Bank USA NA	4.625%	4/1/14	19,710	20,148
HSBC Holdings plc	4.000%	3/30/22	72,455	72,759
HSBC Holdings plc	6.500%	5/2/36	25,000	28,187
HSBC Holdings plc	6.100%	1/14/42	40,665	48,039
HSBC USA Inc.	1.625%	1/16/18	39,500	38,168
3 ING Bank NV	2.000%	10/18/13	40,000	40,060
3 ING Bank NV	3.750%	3/7/17	23,000	23,820
JPMorgan Chase & Co.	5.125%	9/15/14	14,550	15,184
JPMorgan Chase & Co.	5.250%	5/1/15	40,000	42,606
JPMorgan Chase & Co.	6.000%	1/15/18	57,000	65,182
JPMorgan Chase & Co.	6.300%	4/23/19	10,340	11,966
JPMorgan Chase & Co.	4.950%	3/25/20	55,000	59,730
JPMorgan Chase & Co.	4.350%	8/15/21	41,386	42,901
JPMorgan Chase & Co.	4.500%	1/24/22	20,000	20,632
JPMorgan Chase & Co.	3.250%	9/23/22	18,645	17,468
JPMorgan Chase & Co.	3.375%	5/1/23	5,785	5,224
JPMorgan Chase & Co.	5.600%	7/15/41	96,000	103,277
JPMorgan Chase & Co.	5.400%	1/6/42	18,035	18,930
Mellon Funding Corp.	5.000%	12/1/14	30,000	31,531
Merrill Lynch & Co. Inc.	6.050%	5/16/16	70,000	76,457
Merrill Lynch & Co. Inc.	6.400%	8/28/17	23,000	26,094

Merrill Lynch & Co. Inc.	6.875%	4/25/18	40,000	46,449
Morgan Stanley	6.750%	10/15/13	25,775	25,943
Morgan Stanley	7.070%	2/10/14	17,500	17,809
Morgan Stanley	4.750%	4/1/14	70,000	71,498
Morgan Stanley	6.000%	5/13/14	7,835	8,095
Morgan Stanley	6.000%	4/28/15	44,000	47,157
Morgan Stanley	3.800%	4/29/16	9,470	9,907
Morgan Stanley	5.450%	1/9/17	70,000	76,057
Morgan Stanley	2.125%	4/25/18	40,000	38,470
Morgan Stanley	5.625%	9/23/19	9,800	10,767
Morgan Stanley	5.750%	1/25/21	79,825	87,763
Morgan Stanley	6.250%	8/9/26	20,000	21,817
National City Corp.	6.875%	5/15/19	13,950	16,460
3 Nordea Bank AB	2.125%	1/14/14	39,500	39,734
3 Nordea Bank AB	3.700%	11/13/14	22,880	23,670
Northern Trust Corp.	3.450%	11/4/20	9,000	9,148
PNC Bank NA	4.875%	9/21/17	50,000	54,936
2 PNC Financial Services Group Inc.	4.483%	5/30/49	38,240	38,240
3 Standard Chartered plc	3.850%	4/27/15	14,990	15,616
State Street Corp.	5.375%	4/30/17	76,315	85,187
3 Svenska Handelsbanken AB	4.875%	6/10/14	56,000	57,810
Svenska Handelsbanken AB	2.875%	4/4/17	40,000	41,305
UBS AG	3.875%	1/15/15	29,052	30,218
UBS AG	5.875%	7/15/16	50,000	55,256
UBS AG	4.875%	8/4/20	8,000	8,762
US Bancorp	2.875%	11/20/14	32,000	32,867
US Bancorp	1.650%	5/15/17	32,000	31,756
US Bank NA	6.300%	2/4/14	30,000	30,730
Wachovia Bank NA	6.600%	1/15/38	60,000	72,110
Wachovia Corp.	5.250%	8/1/14	2,900	3,020
Wells Fargo & Co.	4.625%	4/15/14	15,000	15,326
Wells Fargo & Co.	3.750%	10/1/14	28,000	28,966
Wells Fargo & Co.	3.625%	4/15/15	2,200	2,296
Wells Fargo & Co.	3.676%	6/15/16	19,000	20,168
Wells Fargo & Co.	5.125%	9/15/16	25,000	27,492
Wells Fargo & Co.	2.625%	12/15/16	53,000	54,967
Wells Fargo & Co.	5.625%	12/11/17	31,150	35,493
Wells Fargo & Co.	3.500%	3/8/22	72,215	71,473
Wells Fargo & Co.	3.450%	2/13/23	35,620	32,998

Brokerage (0.0%)
Ameriprise Financial Inc.	5.300%	3/15/20	11,590	13,102

Finance Companies (0.6%)
General Electric Capital Corp.	4.625%	1/7/21	78,930	83,382
General Electric Capital Corp.	5.300%	2/11/21	30,850	33,245
General Electric Capital Corp.	3.150%	9/7/22	119,030	110,515
General Electric Capital Corp.	3.100%	1/9/23	19,460	17,978
General Electric Capital Corp.	6.750%	3/15/32	30,000	35,774
General Electric Capital Corp.	6.150%	8/7/37	46,100	51,388
General Electric Capital Corp.	5.875%	1/14/38	66,921	72,163
General Electric Capital Corp.	6.875%	1/10/39	25,440	30,754

Insurance (1.6%)
ACE Capital Trust II	9.700%	4/1/30	20,000	28,000
ACE INA Holdings Inc.	2.600%	11/23/15	11,000	11,413
ACE INA Holdings Inc.	5.800%	3/15/18	40,360	46,393

Aetna Inc.	1.750%	5/15/17	2,636	2,602
Aetna Inc.	6.500%	9/15/18	11,460	13,468
Allstate Corp.	5.000%	8/15/14	10,000	10,429
2 Allstate Corp.	6.125%	5/15/67	30,000	31,350
2 Allstate Corp.	6.500%	5/15/67	20,000	21,200
Chubb Corp.	6.000%	5/11/37	50,000	58,920
3 Farmers Exchange Capital	7.050%	7/15/28	25,000	29,664
Hartford Financial Services Group Inc.	4.750%	3/1/14	15,000	15,263
3 Jackson National Life Insurance Co.	8.150%	3/15/27	39,480	47,685
3 Liberty Mutual Insurance Co.	7.875%	10/15/26	31,210	36,848
Loews Corp.	2.625%	5/15/23	21,720	19,537
3 MassMutual Global Funding II	2.875%	4/21/14	11,390	11,562
3 MassMutual Global Funding II	2.100%	8/2/18	46,890	46,340
MetLife Inc.	4.125%	8/13/42	5,565	4,911
3 Metropolitan Life Global Funding I	5.125%	6/10/14	8,000	8,271
3 Metropolitan Life Global Funding I	1.500%	1/10/18	50,360	48,775
3 Metropolitan Life Global Funding I	1.875%	6/22/18	12,690	12,376
3 Metropolitan Life Insurance Co.	7.700%	11/1/15	51,000	57,251
3 New York Life Global Funding	1.650%	5/15/17	44,000	43,540
3 New York Life Insurance Co.	5.875%	5/15/33	55,395	61,138
Prudential Financial Inc.	4.750%	4/1/14	28,700	29,384
Prudential Financial Inc.	5.100%	9/20/14	10,000	10,453
Prudential Financial Inc.	3.000%	5/12/16	11,995	12,459
Prudential Financial Inc.	2.300%	8/15/18	24,545	24,426
Prudential Financial Inc.	4.500%	11/15/20	34,365	36,581
3 QBE Insurance Group Ltd.	2.400%	5/1/18	9,160	8,827
Torchmark Corp.	7.875%	5/15/23	45,000	55,313
Travelers Cos. Inc.	5.800%	5/15/18	32,500	37,526
UnitedHealth Group Inc.	6.000%	6/15/17	9,500	10,844
UnitedHealth Group Inc.	6.000%	2/15/18	26,300	30,565
UnitedHealth Group Inc.	3.875%	10/15/20	27,960	29,136
UnitedHealth Group Inc.	2.875%	3/15/22	3,335	3,124
UnitedHealth Group Inc.	2.875%	3/15/23	16,000	14,852
UnitedHealth Group Inc.	4.250%	3/15/43	67,400	61,203
WellPoint Inc.	2.300%	7/15/18	15,110	14,942
WellPoint Inc.	4.350%	8/15/20	10,000	10,565
WellPoint Inc.	3.125%	5/15/22	53,740	50,584
WellPoint Inc.	3.300%	1/15/23	42,468	39,852

Real Estate Investment Trusts (0.3%)
Duke Realty LP	6.500%	1/15/18	8,755	10,059
HCP Inc.	3.750%	2/1/16	7,950	8,327
Realty Income Corp.	6.750%	8/15/19	21,075	24,606
Realty Income Corp.	4.650%	8/1/23	25,010	25,130
Simon Property Group LP	5.100%	6/15/15	50,000	53,750
Simon Property Group LP	6.100%	5/1/16	49,050	54,554
3 WEA Finance LLC	7.125%	4/15/18	34,000	40,409
				6,316,700
Industrial (11.5%)
Basic Industry (0.3%)
3 Barrick Gold Corp.	4.100%	5/1/23	12,575	10,944
BHP Billiton Finance USA Ltd.	7.250%	3/1/16	15,000	17,170
EI du Pont de Nemours & Co.	2.750%	4/1/16	54,000	56,274
Rio Tinto Alcan Inc.	7.250%	3/15/31	21,273	25,674
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	37,000	42,966
Rio Tinto Finance USA plc	2.000%	3/22/17	8,095	8,046
Rio Tinto Finance USA plc	2.250%	12/14/18	50,200	48,490

Rio Tinto Finance USA plc	3.500%	3/22/22	17,000	16,104
2 Rohm and Haas Holdings Ltd.	9.800%	4/15/20	5,250	5,933

Capital Goods (0.8%)
3M Co.	6.375%	2/15/28	24,990	30,379
Boeing Co.	8.625%	11/15/31	9,460	13,470
Caterpillar Financial Services Corp.	1.625%	6/1/17	25,220	25,057
Caterpillar Financial Services Corp.	2.625%	3/1/23	50,000	45,813
Caterpillar Inc.	3.900%	5/27/21	51,914	53,669
Caterpillar Inc.	2.600%	6/26/22	11,345	10,521
Caterpillar Inc.	3.803%	8/15/42	13,960	11,994
Deere & Co.	7.125%	3/3/31	17,500	22,976
General Dynamics Corp.	3.875%	7/15/21	14,925	15,422
General Electric Co.	5.250%	12/6/17	11,685	13,203
General Electric Co.	4.125%	10/9/42	8,735	7,932
Honeywell International Inc.	4.250%	3/1/21	40,681	43,875
John Deere Capital Corp.	2.250%	4/17/19	28,125	27,971
John Deere Capital Corp.	1.700%	1/15/20	21,935	20,458
3 Siemens Financieringsmaatschappij NV	5.750%	10/17/16	89,650	101,585
United Technologies Corp.	1.800%	6/1/17	21,785	21,931
United Technologies Corp.	3.100%	6/1/22	7,010	6,816
United Technologies Corp.	7.500%	9/15/29	19,230	25,852
United Technologies Corp.	6.050%	6/1/36	20,325	24,074
United Technologies Corp.	6.125%	7/15/38	45,000	54,431

Communication (2.3%)
America Movil SAB de CV	3.125%	7/16/22	69,290	62,461
America Movil SAB de CV	4.375%	7/16/42	20,430	16,517
3 American Tower Trust I	1.551%	3/15/18	14,885	14,390
3 American Tower Trust I	3.070%	3/15/23	16,290	15,313
AT&T Inc.	5.100%	9/15/14	30,160	31,558
AT&T Inc.	2.950%	5/15/16	23,655	24,694
AT&T Inc.	1.600%	2/15/17	38,000	37,843
AT&T Inc.	1.400%	12/1/17	24,000	23,299
AT&T Inc.	5.600%	5/15/18	44,000	50,352
AT&T Inc.	4.450%	5/15/21	10,000	10,568
AT&T Inc.	6.450%	6/15/34	73,115	82,743
AT&T Inc.	6.800%	5/15/36	11,305	13,281
AT&T Inc.	6.500%	9/1/37	9,675	11,028
AT&T Inc.	6.550%	2/15/39	15,265	17,496
BellSouth Corp.	5.200%	9/15/14	20,000	20,922
BellSouth Corp.	6.550%	6/15/34	32,225	35,085
BellSouth Corp.	6.000%	11/15/34	11,995	12,287
BellSouth Telecommunications Inc.	7.000%	12/1/95	27,600	29,536
CBS Corp.	4.300%	2/15/21	27,830	28,347
CBS Corp.	3.375%	3/1/22	15,680	14,723
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	21,000	26,522
Comcast Corp.	5.700%	5/15/18	20,000	23,159
Comcast Corp.	2.850%	1/15/23	9,760	9,146
Comcast Corp.	4.250%	1/15/33	42,890	40,671
Comcast Corp.	5.650%	6/15/35	4,725	5,184
Comcast Corp.	6.500%	11/15/35	4,720	5,671
Comcast Corp.	6.400%	5/15/38	4,320	5,098
Comcast Corp.	4.650%	7/15/42	37,485	35,665
Comcast Corp.	4.500%	1/15/43	22,000	20,643
3 COX Communications Inc.	4.700%	12/15/42	5,775	4,685

3 COX Communications Inc.	4.500%	6/30/43	33,530	26,431
3 Deutsche Telekom International Finance BV	2.250%	3/6/17	15,785	15,903
3 Deutsche Telekom International Finance BV	4.875%	3/6/42	27,715	26,066
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.125%	2/15/16	7,665	7,893
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	31,150	32,360
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	1.750%	1/15/18	18,320	17,467
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	20,000	21,098
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	5,000	5,007
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.000%	8/15/40	10,000	9,504
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	27,190	27,039
Discovery Communications LLC	5.625%	8/15/19	10,635	12,173
Discovery Communications LLC	5.050%	6/1/20	8,365	9,101
Discovery Communications LLC	3.250%	4/1/23	5,440	5,049
Discovery Communications LLC	4.950%	5/15/42	4,175	3,892
Discovery Communications LLC	4.875%	4/1/43	7,615	7,008
Grupo Televisa SAB	6.625%	1/15/40	25,090	27,052
3 NBCUniversal Enterprise Inc.	1.662%	4/15/18	56,135	54,855
3 NBCUniversal Enterprise Inc.	1.974%	4/15/19	100,115	96,331
NBCUniversal Media LLC	4.375%	4/1/21	23,900	25,512
News America Inc.	4.500%	2/15/21	14,500	15,125
News America Inc.	3.000%	9/15/22	11,891	10,956
News America Inc.	6.150%	2/15/41	33,265	36,721
Orange SA	4.125%	9/14/21	60,990	60,716
3 SBA Tower Trust	2.933%	12/15/17	33,310	33,401
Time Warner Cable Inc.	5.850%	5/1/17	34,980	38,059
Time Warner Cable Inc.	5.875%	11/15/40	21,600	19,311
Time Warner Cable Inc.	5.500%	9/1/41	18,000	15,450
Time Warner Cable Inc.	4.500%	9/15/42	28,800	22,282
Verizon Communications Inc.	5.500%	4/1/17	25,000	28,035
Verizon Communications Inc.	3.500%	11/1/21	5,495	5,369
Verizon Communications Inc.	7.750%	12/1/30	56,410	72,285
Verizon Communications Inc.	5.850%	9/15/35	49,525	51,994
Verizon Communications Inc.	6.900%	4/15/38	9,710	11,548
Verizon Communications Inc.	4.750%	11/1/41	11,880	10,819
Vodafone Group plc	5.000%	12/16/13	10,000	10,131
Vodafone Group plc	5.375%	1/30/15	40,000	42,449
Vodafone Group plc	2.875%	3/16/16	33,000	34,126
Vodafone Group plc	2.500%	9/26/22	41,355	36,423

Consumer Cyclical (2.0%)
Amazon.com Inc.	2.500%	11/29/22	34,760	31,348
3 American Honda Finance Corp.	1.500%	9/11/17	18,760	18,283
3 American Honda Finance Corp.	1.600%	2/16/18	30,845	30,124
AutoZone Inc.	3.700%	4/15/22	46,136	44,877
AutoZone Inc.	3.125%	7/15/23	33,000	30,159
CVS Caremark Corp.	4.875%	9/15/14	25,200	26,299
CVS Caremark Corp.	5.750%	6/1/17	12,753	14,524
CVS Caremark Corp.	2.750%	12/1/22	50,000	46,094
Daimler Finance North America LLC	6.500%	11/15/13	23,615	23,886
3 Daimler Finance North America LLC	2.375%	8/1/18	35,000	34,474

3 Daimler Finance North America LLC	2.250%	7/31/19	69,485	66,993
Daimler Finance North America LLC	8.500%	1/18/31	33,000	47,634
eBay Inc.	1.350%	7/15/17	12,580	12,433
eBay Inc.	2.600%	7/15/22	20,130	18,501
Home Depot Inc.	3.950%	9/15/20	16,000	17,094
Home Depot Inc.	2.700%	4/1/23	31,170	29,039
3 Hyundai Capital America	1.625%	10/2/15	14,955	14,944
Johnson Controls Inc.	7.125%	7/15/17	36,300	41,813
Lowe's Cos. Inc.	6.875%	2/15/28	5,790	7,066
Lowe's Cos. Inc.	6.500%	3/15/29	39,900	46,413
Lowe's Cos. Inc.	5.500%	10/15/35	20,000	21,250
Lowe's Cos. Inc.	6.650%	9/15/37	25,905	31,726
McDonald's Corp.	1.875%	5/29/19	16,685	16,346
McDonald's Corp.	2.625%	1/15/22	7,805	7,413
3 Nissan Motor Acceptance Corp.	1.950%	9/12/17	44,895	44,271
3 Nissan Motor Acceptance Corp.	1.800%	3/15/18	46,400	44,970
PACCAR Financial Corp.	1.600%	3/15/17	39,311	38,852
Target Corp.	5.875%	7/15/16	20,000	22,655
Target Corp.	2.900%	1/15/22	27,000	26,123
Time Warner Cos. Inc.	7.570%	2/1/24	20,000	24,332
Time Warner Cos. Inc.	6.950%	1/15/28	20,000	23,579
Time Warner Inc.	4.875%	3/15/20	14,000	15,082
Time Warner Inc.	4.750%	3/29/21	8,000	8,491
Toyota Motor Credit Corp.	2.800%	1/11/16	42,517	44,239
Toyota Motor Credit Corp.	1.750%	5/22/17	47,000	46,976
Toyota Motor Credit Corp.	1.250%	10/5/17	35,945	35,025
Viacom Inc.	6.125%	10/5/17	7,500	8,551
Viacom Inc.	3.250%	3/15/23	19,020	17,432
Viacom Inc.	4.875%	6/15/43	25,080	22,102
3 Volkswagen International Finance NV	1.625%	3/22/15	83,250	83,938
Wal-Mart Stores Inc.	3.250%	10/25/20	25,754	26,333
Wal-Mart Stores Inc.	4.250%	4/15/21	29,000	31,085
Wal-Mart Stores Inc.	2.550%	4/11/23	69,450	63,689
Wal-Mart Stores Inc.	5.625%	4/15/41	112,595	128,259
Walt Disney Co.	5.625%	9/15/16	30,000	34,026

Consumer Noncyclical (3.8%)
AbbVie Inc.	1.750%	11/6/17	31,160	30,721
AbbVie Inc.	2.000%	11/6/18	37,390	36,410
Altria Group Inc.	4.750%	5/5/21	23,376	24,699
Altria Group Inc.	2.850%	8/9/22	31,700	28,456
Altria Group Inc.	4.500%	5/2/43	52,500	44,602
AmerisourceBergen Corp.	3.500%	11/15/21	12,320	12,226
Amgen Inc.	2.300%	6/15/16	25,340	25,983
Amgen Inc.	3.875%	11/15/21	18,235	18,217
Amgen Inc.	5.150%	11/15/41	52,035	50,318
Anheuser-Busch Cos. LLC	5.000%	3/1/19	15,000	16,770
Anheuser-Busch Cos. LLC	6.500%	1/1/28	19,550	22,943
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	12,830	14,655
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	36,000	38,885
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	116,000	106,486
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	4,720	4,111
2 Ascension Health Inc.	4.847%	11/15/53	44,750	44,280
AstraZeneca plc	1.950%	9/18/19	43,465	42,248
AstraZeneca plc	6.450%	9/15/37	23,385	28,217
3 BAT International Finance plc	3.250%	6/7/22	58,280	56,368
Baxter International Inc.	5.900%	9/1/16	12,498	14,215

Cardinal Health Inc.	1.700%	3/15/18	2,585	2,494
Cardinal Health Inc.	3.200%	3/15/23	13,035	12,002
3 Cargill Inc.	6.000%	11/27/17	25,000	28,723
3 Cargill Inc.	4.307%	5/14/21	60,532	63,264
3 Cargill Inc.	6.875%	5/1/28	19,355	22,074
3 Cargill Inc.	6.125%	4/19/34	28,980	32,234
Catholic Health Initiatives Colorado GO	1.600%	11/1/17	2,140	2,078
2 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	40,735	36,541
Coca-Cola Co.	5.350%	11/15/17	85,000	96,972
Coca-Cola Co.	3.300%	9/1/21	10,075	10,246
Coca-Cola Enterprises Inc.	3.500%	9/15/20	9,900	9,883
Coca-Cola Enterprises Inc.	4.500%	9/1/21	8,430	8,906
Coca-Cola HBC Finance BV	5.125%	9/17/13	43,000	43,049
Coca-Cola HBC Finance BV	5.500%	9/17/15	17,440	18,750
Colgate-Palmolive Co.	7.600%	5/19/25	13,920	18,631
ConAgra Foods Inc.	1.900%	1/25/18	9,090	8,919
ConAgra Foods Inc.	3.200%	1/25/23	7,690	7,173
Diageo Capital plc	2.625%	4/29/23	48,310	44,010
Diageo Investment Corp.	2.875%	5/11/22	26,991	25,481
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	7,850	7,291
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	7,905	7,242
Express Scripts Holding Co.	2.650%	2/15/17	43,711	44,719
Express Scripts Holding Co.	4.750%	11/15/21	23,400	24,836
4 General Mills Inc.	6.390%	2/5/23	50,000	58,077
General Mills Inc.	4.150%	2/15/43	20,280	18,791
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	36,160	33,791
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	45,000	49,432
GlaxoSmithKline Capital plc	1.500%	5/8/17	36,755	36,527
GlaxoSmithKline Capital plc	2.850%	5/8/22	28,930	27,494
3 Heineken NV	1.400%	10/1/17	8,150	7,935
3 Heineken NV	2.750%	4/1/23	25,450	22,862
3 Heineken NV	4.000%	10/1/42	1,390	1,167
Hershey Co.	4.850%	8/15/15	9,620	10,368
3 Japan Tobacco Inc.	2.100%	7/23/18	22,200	22,069
Johnson & Johnson	5.150%	7/15/18	14,800	16,975
Kaiser Foundation Hospitals	3.500%	4/1/22	11,731	11,310
Kaiser Foundation Hospitals	4.875%	4/1/42	13,205	12,706
Kellogg Co.	4.000%	12/15/20	57,000	59,267
Kraft Foods Group Inc.	2.250%	6/5/17	11,390	11,536
Kraft Foods Group Inc.	3.500%	6/6/22	40,490	39,625
Kraft Foods Group Inc.	5.000%	6/4/42	12,505	12,155
Kroger Co.	3.850%	8/1/23	10,770	10,536
McKesson Corp.	3.250%	3/1/16	6,650	6,984
McKesson Corp.	2.700%	12/15/22	7,710	7,098
McKesson Corp.	2.850%	3/15/23	7,620	7,081
Medtronic Inc.	4.750%	9/15/15	20,000	21,590
Medtronic Inc.	1.375%	4/1/18	13,520	13,150
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	11,055	9,179
Merck & Co. Inc.	1.300%	5/18/18	33,670	32,478
Merck & Co. Inc.	2.800%	5/18/23	54,775	50,962
Merck & Co. Inc.	6.550%	9/15/37	10,000	12,735
Merck & Co. Inc.	4.150%	5/18/43	22,090	20,528
Molson Coors Brewing Co.	2.000%	5/1/17	1,180	1,184
Molson Coors Brewing Co.	3.500%	5/1/22	16,525	16,247
Molson Coors Brewing Co.	5.000%	5/1/42	14,965	14,656
Mondelez International Inc.	5.375%	2/10/20	43,800	48,789

Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	1,950	1,927
Pepsi Bottling Group Inc.	7.000%	3/1/29	10,000	12,731
PepsiCo Inc.	3.100%	1/15/15	38,800	40,091
PepsiCo Inc.	2.750%	3/1/23	45,000	41,474
PepsiCo Inc.	4.000%	3/5/42	51,391	45,861
Pfizer Inc.	3.000%	6/15/23	70,000	66,514
Philip Morris International Inc.	4.500%	3/26/20	8,250	8,993
Philip Morris International Inc.	4.125%	5/17/21	43,025	44,741
Philip Morris International Inc.	2.500%	8/22/22	21,645	19,635
Philip Morris International Inc.	2.625%	3/6/23	46,850	42,745
2 Procter & Gamble - Esop	9.360%	1/1/21	40,912	52,071
3 Roche Holdings Inc.	6.000%	3/1/19	12,984	15,349
3 SABMiller Holdings Inc.	2.450%	1/15/17	11,400	11,561
3 SABMiller Holdings Inc.	3.750%	1/15/22	2,390	2,406
3 SABMiller Holdings Inc.	4.950%	1/15/42	4,100	4,070
3 SABMiller plc	6.500%	7/1/16	50,000	56,850
Sanofi	4.000%	3/29/21	44,090	46,145
St. Jude Medical Inc.	2.500%	1/15/16	24,840	25,417
3 Tesco plc	5.500%	11/15/17	50,000	55,730
Thermo Fisher Scientific Inc.	3.250%	11/20/14	9,385	9,616
Thermo Fisher Scientific Inc.	3.200%	5/1/15	10,355	10,714
Thermo Fisher Scientific Inc.	3.200%	3/1/16	11,405	11,844
Thermo Fisher Scientific Inc.	1.850%	1/15/18	20,495	19,870
Unilever Capital Corp.	4.250%	2/10/21	95,235	102,051
Wyeth LLC	5.950%	4/1/37	25,000	29,352
Zeneca Wilmington Inc.	7.000%	11/15/23	29,000	36,200
3 Zoetis Inc.	3.250%	2/1/23	3,475	3,278
3 Zoetis Inc.	4.700%	2/1/43	4,170	3,906

Energy (1.0%)
Apache Finance Canada Corp.	7.750%	12/15/29	19,910	25,087
3 BG Energy Capital plc	4.000%	10/15/21	9,700	9,833
BP Capital Markets plc	3.125%	10/1/15	16,000	16,743
BP Capital Markets plc	3.200%	3/11/16	33,000	34,635
BP Capital Markets plc	1.846%	5/5/17	25,000	24,984
BP Capital Markets plc	4.750%	3/10/19	27,215	29,874
BP Capital Markets plc	4.500%	10/1/20	16,000	17,017
BP Capital Markets plc	3.245%	5/6/22	35,000	33,380
BP Capital Markets plc	2.500%	11/6/22	13,730	12,281
Chevron Corp.	3.191%	6/24/23	49,470	48,055
ConocoPhillips	5.200%	5/15/18	80,000	90,630
EOG Resources Inc.	5.625%	6/1/19	16,100	18,602
Halliburton Co.	3.500%	8/1/23	70,500	69,520
3 Motiva Enterprises LLC	5.750%	1/15/20	5,065	5,725
Occidental Petroleum Corp.	4.100%	2/1/21	39,240	40,457
Occidental Petroleum Corp.	2.700%	2/15/23	21,000	19,043
3 Schlumberger Investment SA	2.400%	8/1/22	23,925	21,941
Shell International Finance BV	3.250%	9/22/15	29,575	31,120
Shell International Finance BV	4.375%	3/25/20	38,000	41,415
Shell International Finance BV	2.250%	1/6/23	34,000	30,559
Suncor Energy Inc.	5.950%	12/1/34	20,700	22,406
Total Capital International SA	1.550%	6/28/17	44,415	44,044
Total Capital International SA	2.700%	1/25/23	33,630	31,004
Total Capital SA	2.125%	8/10/18	42,000	41,845

Other Industrial (0.1%)
3 Hutchison Whampoa International 11 Ltd.	3.500%	1/13/17	6,145	6,336
2 Johns Hopkins University Maryland GO	4.083%	7/1/53	26,970	24,311

Technology (0.7%)
Apple Inc.	2.400%	5/3/23	48,685	43,773
Apple Inc.	3.850%	5/4/43	17,000	14,392
Cisco Systems Inc.	4.450%	1/15/20	40,000	43,726
EMC Corp.	1.875%	6/1/18	20,000	19,696
EMC Corp.	2.650%	6/1/20	20,000	19,565
EMC Corp.	3.375%	6/1/23	20,000	19,347
Hewlett-Packard Co.	3.750%	12/1/20	82,000	78,976
Hewlett-Packard Co.	4.300%	6/1/21	26,000	24,974
International Business Machines Corp.	2.000%	1/5/16	40,400	41,447
International Business Machines Corp.	1.950%	7/22/16	23,211	23,832
International Business Machines Corp.	1.250%	2/6/17	10,075	10,010
International Business Machines Corp.	8.375%	11/1/19	25,000	33,105
International Business Machines Corp.	3.375%	8/1/23	70,925	69,555
International Business Machines Corp.	5.875%	11/29/32	25,000	29,685
Microsoft Corp.	4.000%	2/8/21	16,000	17,114
Oracle Corp.	6.125%	7/8/39	18,000	21,454

Transportation (0.5%)
Burlington Northern Santa Fe LLC	3.050%	3/15/22	7,595	7,232
Burlington Northern Santa Fe LLC	3.000%	3/15/23	15,182	14,116
Burlington Northern Santa Fe LLC	3.850%	9/1/23	68,200	67,538
2 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	4/19/22	27,603	29,604
3 ERAC USA Finance LLC	2.250%	1/10/14	5,890	5,918
3 ERAC USA Finance LLC	5.900%	11/15/15	19,500	21,381
3 ERAC USA Finance LLC	2.750%	3/15/17	6,795	6,853
3 ERAC USA Finance LLC	4.500%	8/16/21	9,295	9,552
3 ERAC USA Finance LLC	3.300%	10/15/22	2,115	1,975
3 ERAC USA Finance LLC	7.000%	10/15/37	26,175	30,841
3 ERAC USA Finance LLC	5.625%	3/15/42	10,000	10,066
2 Federal Express Corp. 1998 Pass Through
Trust	6.720%	1/15/22	27,510	31,918
FedEx Corp.	2.625%	8/1/22	5,385	4,900
FedEx Corp.	2.700%	4/15/23	23,430	21,197
FedEx Corp.	3.875%	8/1/42	5,095	4,259
3 Kansas City Southern de Mexico SA de CV	2.350%	5/15/20	4,260	4,057
Southwest Airlines Co.	5.750%	12/15/16	32,500	36,210
2 Southwest Airlines Co. 1993-A Pass Through
Trust	7.540%	6/29/15	11,841	12,544
2 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	18,580	21,274
United Parcel Service Inc.	1.125%	10/1/17	4,680	4,577
United Parcel Service Inc.	2.450%	10/1/22	17,950	16,617
United Parcel Service Inc.	4.875%	11/15/40	14,815	15,423
				8,453,905
Utilities (2.1%)
Electric (1.7%)
Alabama Power Co.	5.550%	2/1/17	17,650	19,638
Alabama Power Co.	5.700%	2/15/33	15,000	16,881
Ameren Illinois Co.	6.125%	12/15/28	54,000	62,777
Commonwealth Edison Co.	5.950%	8/15/16	23,120	26,154
Connecticut Light & Power Co.	5.650%	5/1/18	13,655	15,706

Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	20,930	23,468
Consolidated Edison Co. of New York Inc.	5.300%	12/1/16	25,505	28,648
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	11,278	13,921
Dominion Resources Inc.	5.200%	8/15/19	19,250	21,680
Duke Energy Carolinas LLC	5.250%	1/15/18	9,000	10,238
Duke Energy Carolinas LLC	5.100%	4/15/18	18,235	20,580
Duke Energy Carolinas LLC	3.900%	6/15/21	50,025	52,458
Duke Energy Florida Inc.	6.350%	9/15/37	8,000	9,851
Duke Energy Florida Inc.	6.400%	6/15/38	27,055	33,341
Duke Energy Progress Inc.	6.300%	4/1/38	14,705	18,141
Florida Power & Light Co.	5.650%	2/1/35	50,000	57,336
Florida Power & Light Co.	4.950%	6/1/35	10,000	10,709
Florida Power & Light Co.	5.650%	2/1/37	5,000	5,733
Florida Power & Light Co.	5.950%	2/1/38	39,215	46,426
Georgia Power Co.	5.400%	6/1/18	38,660	43,909
Georgia Power Co.	4.300%	3/15/42	23,145	21,029
MidAmerican Energy Holdings Co.	6.125%	4/1/36	25,000	28,382
National Rural Utilities Cooperative Finance
Corp.	3.875%	9/16/15	24,125	25,616
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	60,000	68,133
Northern States Power Co.	6.250%	6/1/36	50,000	61,569
NSTAR LLC	4.500%	11/15/19	3,535	3,884
Pacific Gas & Electric Co.	4.250%	5/15/21	11,365	11,913
PacifiCorp	2.950%	6/1/23	29,675	28,270
PacifiCorp	5.900%	8/15/34	12,500	14,058
PacifiCorp	6.250%	10/15/37	36,635	45,027
Peco Energy Co.	5.350%	3/1/18	20,545	23,491
Potomac Electric Power Co.	6.500%	11/15/37	25,000	31,596
PPL Energy Supply LLC	6.200%	5/15/16	13,573	14,995
Public Service Electric & Gas Co.	5.300%	5/1/18	25,100	28,579
San Diego Gas & Electric Co.	6.000%	6/1/26	3,600	4,382
Sierra Pacific Power Co.	3.375%	8/15/23	15,115	14,872
South Carolina Electric & Gas Co.	5.800%	1/15/33	9,000	10,031
South Carolina Electric & Gas Co.	6.050%	1/15/38	34,000	39,748
Southern California Edison Co.	6.000%	1/15/34	7,695	9,225
Southern California Edison Co.	5.550%	1/15/37	50,475	57,387
Southern California Edison Co.	5.950%	2/1/38	40,000	47,617
Southern Co.	2.450%	9/1/18	9,395	9,402
Virginia Electric & Power Co.	2.750%	3/15/23	34,540	32,380
Wisconsin Electric Power Co.	5.700%	12/1/36	17,280	19,953
Wisconsin Public Service Corp.	6.080%	12/1/28	45,000	51,814

Natural Gas (0.3%)
AGL Capital Corp.	6.375%	7/15/16	25,815	29,159
British Transco Finance Inc.	6.625%	6/1/18	50,000	58,476
3 DCP Midstream LLC	6.450%	11/3/36	30,325	32,065
National Grid plc	6.300%	8/1/16	30,000	33,967
Plains All American Pipeline LP / PAA
Finance Corp.	3.850%	10/15/23	60,000	58,917
TransCanada PipeLines Ltd.	3.800%	10/1/20	47,125	49,118
Wisconsin Gas LLC	6.600%	9/15/13	13,100	13,120

Other Utility (0.1%)
UGI Utilities Inc.	5.753%	9/30/16	37,590	42,253

				1,558,023
Total Corporate Bonds (Cost $15,679,843)				16,328,628
Sovereign Bonds (U.S. Dollar-Denominated) (0.8%)
3 Abu Dhabi National Energy Co.	5.875%	10/27/16	41,140	45,324
3 CDP Financial Inc.	4.400%	11/25/19	40,000	43,739
3 Electricite de France SA	4.600%	1/27/20	50,000	53,476
3 Electricite de France SA	5.250%	1/29/49	17,190	16,159
3 Gazprom Neft OAO Via GPN Capital SA	4.375%	9/19/22	22,000	19,759
International Bank for Reconstruction &
Development	4.750%	2/15/35	40,000	44,424
Japan Finance Organization for Municipalities	4.625%	4/21/15	7,800	8,291
Korea Finance Corp.	2.875%	8/22/18	37,605	37,339
Oesterreichische Kontrollbank AG	4.500%	3/9/15	10,500	11,136
Province of Ontario	4.500%	2/3/15	12,270	12,950
Province of Ontario	4.000%	10/7/19	56,415	60,558
Province of Ontario	4.400%	4/14/20	50,000	54,990
Quebec	5.125%	11/14/16	50,000	56,352
3 Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	14,985	15,609
Republic of South Africa	6.500%	6/2/14	21,900	22,728
3 Temasek Financial I Ltd.	2.375%	1/23/23	45,150	40,487
Total Sovereign Bonds (Cost $514,873)				543,321
Taxable Municipal Bonds (1.5%)
Atlanta GA Downtown Development Authority
Revenue	6.875%	2/1/21	9,770	11,326
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	40,000	47,755
California GO	5.700%	11/1/21	16,840	19,221
California GO	7.550%	4/1/39	13,375	17,337
California GO	7.300%	10/1/39	4,280	5,368
California GO	7.600%	11/1/40	23,935	31,266
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	8,545	9,607
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	21,280	22,886
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	8,970	10,383
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	29,925	35,317
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	26,580	27,676
Grand Parkway Transportation Corp.	5.184%	10/1/42	40,435	40,572
Houston TX GO	6.290%	3/1/32	25,000	27,973
Illinois GO	5.100%	6/1/33	3,145	2,755
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	29,200	32,778
5 Kansas Development Finance Authority
Revenue (Public Employees Retirement
System)	5.501%	5/1/34	50,000	52,356
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	15,645	17,875
Los Angeles CA Unified School District GO	5.750%	7/1/34	55,325	61,110
Louisville & Jefferson County KY Metropolitan
Sewer District Revenue	6.250%	5/15/43	19,000	22,569
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	21,685	24,003

Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	22,105	25,043
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	35,285	45,771
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,000	5,017
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.790%	6/15/41	2,030	2,175
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	15,950	18,510
New York Metropolitan Transportation
Authority Revenue	6.814%	11/15/40	4,000	4,735
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	10,860	14,310
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	5,235	5,996
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	61,100	73,183
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	25,930	30,040
Oregon GO	5.902%	8/1/38	19,510	20,814
5 Oregon School Boards Association GO	5.528%	6/30/28	50,000	54,281
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	12,735	14,601
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	10,455	12,086
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	53,000	45,650
President & Fellows of Harvard College
Massachusetts GO	6.300%	10/1/37	50,675	57,136
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	11,890	14,139
Stanford University	6.875%	2/1/24	34,745	44,448
Stanford University	7.650%	6/15/26	29,000	39,759
University of California Regents Medical
Center Revenue	6.548%	5/15/48	14,820	17,260
University of California Regents Medical
Center Revenue	6.583%	5/15/49	23,785	27,800
University of California Revenue	5.770%	5/15/43	24,325	26,922
Total Taxable Municipal Bonds (Cost $1,015,603)				1,119,809
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.2%)
Money Market Fund (0.3%)
[6,7] Vanguard Market Liquidity Fund	0.079%		200,081,000	200,081

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Repurchase Agreements (0.9%)
Bank of America Securities, LLC
(Dated 8/30/13, Repurchase Value
$23,400,000, collateralized by U.S.
Treasury Note/Bond 1.250%, 2/29/20, with
a market value of $23,868,000)	0.050%	9/3/13	23,400	23,400

Citigroup Global Markets Inc.
(Dated 8/30/13, Repurchase Value
$57,100,000, collateralized by U.S.
Treasury Note/Bond 1.000%, 5/31/18, with
a market value of $58,242,000)	0.040%	9/3/13	57,100	57,100
Deutsche Bank Securities, Inc.
(Dated 8/30/13, Repurchase Value
$17,100,000, collateralized by Federal
National Mortgage Assn. 3.000%, 7/1/33,
with a market value of $17,442,000)	0.070%	9/3/13	17,100	17,100
HSBC Bank USA
(Dated 8/30/13, Repurchase Value
$280,402,000, collateralized by Federal
National Mortgage Assn. 3.500%-4.000%,
6/1/26-7/1/42, with a market value of
$286,011,000)	0.050%	9/3/13	280,400	280,400
RBC Capital Markets LLC
(Dated 8/30/13, Repurchase Value
$78,300,000, collateralized by Federal
National Mortgage Assn. 2.500%-3.000%,
11/1/26-11/1/27, with a market value of
$79,866,000)	0.050%	9/3/13	78,300	78,300
RBS Securities, Inc.
Dated 8/30/13, Repurchase Value
$165,001,000, collateralized by U.S.
Treasury Note/Bond 0.750%-3.250%,
5/31/16-12/31/17, with a market value of
$168,300,000)	0.040%	9/3/13	165,000	165,000
TD Securities (USA) LLC
(Dated 8/30/13, Repurchase Value
$68,900,000, collateralized by U.S.
Treasury Note/Bond 0.750%, 3/31/18, with
a market value of $70,278,000)	0.040%	9/3/13	68,900	68,900
				690,200
Total Temporary Cash Investments (Cost $890,281)				890,281
Total Investments (97.6%) (Cost $56,852,477)				71,760,956
Other Assets and Liabilities-Net (2.4%)[7,8]				1,798,733
Net Assets (100%)				73,559,689

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $193,621,000.
* Non-income-producing security.
1 Securities with a value of $4,323,000 have been segregated as collateral for open swap contracts.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013, the aggregate value of these securities was $2,580,943,000, representing 3.5% of net assets.
4 Adjustable-rate security.
5 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7 Includes $200,081,000 of collateral received for securities on loan.
8 Cash of $11,447,000 has been segregated as initial margin for open futures contracts.
9 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

10 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2013.

ADR—American Depositary Receipt.
GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Schedule of Investments. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

E. Repurchase Agreements: The fund may enter into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of pre-qualified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

F. Securities Lending: To earn additional income, the fund may lend its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund, provided that such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

G. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of August 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	44,261,958	3,004,460	—
U.S. Government and Agency Obligations	—	5,177,525	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	434,974	—
Corporate Bonds	—	16,328,628	—
Sovereign Bonds	—	543,321	—
Taxable Municipal Bonds	—	1,119,809	—
Temporary Cash Investments	200,081	690,200	—
Futures Contracts—Assets[1]	728	—	—
Swap Contracts—Liabilities	—	(511)	—
Total	44,462,767	27,298,406	—
1 Represents variation margin on the last day of the reporting period.

H. Futures Contracts: The fund may use futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades future contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At August 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	December 2013	(7,761)	(964,547)	(682)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

I. Swap Contracts: The fund may invest in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of pre-qualified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/
Moody’s Rating
CMBX.NA.AAA 6/Baa2	5/11/63	CSFBI	13,110	630	0.500	(41)
CMBX.NA.AAA 6/Baa2	5/11/63	DBAG	12,950	618	0.500	(45)
CMBX.NA.AAA 6/Baa2	5/11/63	DBAG	25,900	1,257	0.500	(69)
CMBX.NA.AAA 6/Baa2	5/11/63	CSFBI	26,315	1,263	0.500	(84)
CMBX.NA.AAA 6/Baa2	5/11/63	MSCS	24,970	1,192	0.500	(86)
CMBX.NA.AAA 6/Baa2	5/11/63	UBSAG	13,010	480	0.500	(186)

1 CSFBI—Credit Suisse First Boston International.
2 DBAG—Deutsche Bank AG.

MSCS—Morgan Stanley Capital Services Inc.
UBSAG—UBS AG.
CMBX NA—North American Commercial Mortgage Backed Index.

J. At August 31, 2013, the cost of investment securities for tax purposes was $56,900,774,000. Net unrealized appreciation of investment securities for tax purposes was $14,860,182,000, consisting of unrealized gains of $15,416,318,000 on securities that had risen in value since their purchase and $556,136,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WELLINGTON FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLINGTON FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 21, 2013

VANGUARD WELLINGTON FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 21, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.